Equity-based compensation - Restricted stock unit activity (Details) - $ / shares	1 Months Ended	3 Months Ended
	Feb. 10, 2021	Jul. 03, 2021	Apr. 03, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	90,000
Forfeited/canceled (in shares)	(900)
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		945	0
Granted (in shares)		2	945
Forfeited/canceled (in shares)		(4)
Ending Balance (in shares)		943	945
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)		$ 14.38	$ 0
Granted (in dollars per share)		14.90	14.38
Cancelled (in dollars per share)		13.53
Ending balance (in dollars per share)		$ 14.38	$ 14.38